BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                       BOSTON PARTNERS ALL-CAP VALUE FUND
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                               Institutional Class

                        Supplement dated August 22, 2003
                                       to
                       Prospectus dated December 31, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS AND THE SUPPLEMENT DATED MAY 30, 2003 TO THE PROSPECTUS DATED DECEMBER 31, 2002.


REVISIONS RELATING TO THE CLOSE OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II.

         The following information should be added as the fourth paragraph under the section entitled "INTRODUCTION TO THE RISK/RETURN SUMMARY" on page 3 of the
Prospectus:

         The Boston Partners Small Cap Value Fund II will be closed to new investors, effective August 29, 2003. Please read "Other Purchase Information" beginning on page 35 for more information.


         The following information should be added as the last paragraph of the section entitled "OTHER PURCHASE INFORMATION" beginning on page 35 of the
Prospectus:

         The Boston Partners Small Cap Value Fund II will be closed to new investors, effective August 29, 2003, subject to the limitations discussed above.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                       BOSTON PARTNERS ALL-CAP VALUE FUND
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                                 Investor Class

                        Supplement dated August 22, 2003
                                       to
                       Prospectus dated December 31, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS AND THE SUPPLEMENT DATED MAY 30, 2003 TO THE PROSPECTUS DATED DECEMBER 31, 2002.


REVISIONS RELATING TO THE CLOSE OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II.

         The following information should be added as the fourth paragraph under the section entitled "INTRODUCTION" on page 3 of the Prospectus:

         The Boston Partners Small Cap Value Fund II will be closed to new investors, effective August 29, 2003. Please read "Other Purchase Information" on page 35 for more information.


         The following information should be added as the last paragraph of the section entitled "OTHER PURCHASE INFORMATION" on page 35 of the Prospectus:

         The Boston Partners Small Cap Value Fund II will be closed to new investors, effective August 29, 2003, subject to the limitations discussed above.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.